Financial Information as per operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating segments [Abstract]
Disclosure of operating segments

a)	Information as per operating segments for the years ended December 31, 2022 and 2021:

	Chile		International Business		Wines		Others		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,627,114,439	1,538,677,522	761,302,617	657,839,497	268,794,991	245,271,440	-	-	2,657,212,047	2,441,788,459
Other income	25,681,177	21,328,227	19,374,495	15,022,421	6,840,932	5,138,052	2,326,297	1,435,121	54,222,901	42,923,821
Sales revenue between segments	20,553,741	18,146,164	1,886,239	5,082,733	20,713,970	11,210,573	(43,153,950)	(34,439,470)	-	-
Net sales	1,673,349,357	1,578,151,913	782,563,351	677,944,651	296,349,893	261,620,065	(40,827,653)	(33,004,349)	2,711,434,948	2,484,712,280
Change %	6.0	-	15.4	-	13.3	-	-	-	9.1	-
Cost of sales	(972,143,151)	(810,802,559)	(389,025,772)	(341,082,046)	(183,138,062)	(159,494,416)	29,381,676	19,819,224	(1,514,925,309)	(1,291,559,797)
% of Net sales	58.1	51.4	49.7	50.3	61.8	61.0	-	-	55.9	52.0
Gross margin	701,206,206	767,349,354	393,537,579	336,862,605	113,211,831	102,125,649	(11,445,977)	(13,185,125)	1,196,509,639	1,193,152,483
% of Net sales	41.9	48.6	50.3	49.7	38.2	39.0	-	-	44.1	48.0
MSD&A (1)	(544,219,910)	(506,891,948)	(332,194,128)	(288,303,183)	(75,131,811)	(69,052,335)	(16,377,702)	(17,929,915)	(967,923,551)	(882,177,381)
% of Net sales	32.5	32.1	42.4	42.5	25.4	26.4	-	-	35.7	35.5
Other operating income (expenses)	(233,217)	1,077,090	1,569,929	8,004,833	966,449	605,853	541,907	217,971	2,845,068	9,905,747
Adjusted operating result (2)	156,753,079	261,534,496	62,913,380	56,564,255	39,046,469	33,679,167	(27,281,772)	(30,897,069)	231,431,156	320,880,849
Change %	(40.1)	-	11.2	-	15.9	-	-	-	(27.9)	-
% of Net sales	9.4	16.6	8.0	8.3	13.2	12.9	-	-	8.5	12.9
Net financial expense	-	-	-	-	-	-	-	-	(53,060,337)	(21,396,824)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(10,978,068)	226,026
Gains (losses) on exchange differences	-	-	-	-	-	-	-	-	(20,173,381)	(10,149,345)
Results as per adjustment units	-	-	-	-	-	-	-	-	1,198,565	2,529,298
Other gains (losses)	-	-	-	-	-	-	-	-	(12,669,540)	9,590,450
Income before taxes									135,748,395	301,680,454
Income tax benefit (expense)									(263,943)	(82,629,773)
Net income for year									135,484,452	219,050,681
Non-controlling interests									17,316,101	19,887,950
Net income attributable to equity holders of the parent									118,168,351	199,162,731
Depreciation and amortization	70,252,736	73,082,403	38,909,547	34,289,517	12,328,271	12,011,674	5,006,939	4,733,145	126,497,493	124,116,739
ORBDA (3)	227,005,815	334,616,899	101,822,927	90,853,772	51,374,740	45,690,841	(22,274,833)	(26,163,924)	357,928,649	444,997,588
Change %	(32.2)	-	12.1	-	12.4	-	-	-	(19.6)	-
% of Net sales	13.6	21.2	13.0	13.4	17.3	17.5	-	-	13.2	17.9

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)
Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).

(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).

b)	Information as per operating segments for the years ended December 31, 2021 and 2020:

	Chile		International Business		Wines		Others		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,538,677,522	1,208,196,118	657,839,497	391,125,264	245,271,440	223,273,704	-	-	2,441,788,459	1,822,595,086
Other income	21,328,227	18,300,114	15,022,421	11,403,939	5,138,052	4,240,620	1,435,121	1,053,919	42,923,821	34,998,592
Sales revenue between segments	18,146,164	16,266,638	5,082,733	299,622	11,210,573	7,696,044	(34,439,470)	(24,262,304)	-	-
Net sales	1,578,151,913	1,242,762,870	677,944,651	402,828,825	261,620,065	235,210,368	(33,004,349)	(23,208,385)	2,484,712,280	1,857,593,678
Change %	27.0	-	68.3	-	11.2	-	-	-	33.8	-
Cost of sales	(810,802,559)	(626,099,060)	(341,082,046)	(229,669,229)	(159,494,416)	(139,512,564)	19,819,224	11,244,931	(1,291,559,797)	(984,035,922)
% of Net sales	51.4	50.4	50.3	57.0	61.0	59.3	-	-	52.0	53.0
Gross margin	767,349,354	616,663,810	336,862,605	173,159,596	102,125,649	95,697,804	(13,185,125)	(11,963,454)	1,193,152,483	873,557,756
% of Net sales	48.6	49.6	49.7	43.0	39.0	40.7	-	-	48.0	47.0
MSD&A (1)	(506,891,948)	(443,636,760)	(288,303,183)	(189,421,217)	(69,052,335)	(64,790,758)	(17,929,915)	(6,941,510)	(882,177,381)	(704,790,245)
% of Net sales	32.1	35.7	42.5	47.0	26.4	27.5	-	-	35.5	37.9
Other operating income (expenses)	1,077,090	1,634,543	8,004,833	14,910,793	605,853	622,178	217,971	655,840	9,905,747	17,823,354
Adjusted operating result (2)	261,534,496	174,661,593	56,564,255	(1,350,828)	33,679,167	31,529,224	(30,897,069)	(18,249,124)	320,880,849	186,590,865
Change %	49.7	-	(4,287.4)	-	6.8	-	-	-	72.0	-
% of Net sales	16.6	14.1	8.3	(.3)	12.9	13.4	-	-	12.9	10.0
Net financial expense	-	-	-	-	-	-	-	-	(21,396,824)	(25,262,920)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	226,026	(8,437,209)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	(10,149,345)	2,551,823
Results as per adjustment units	-	-	-	-	-	-	-	-	2,529,298	(429,198)
Other gains (losses)	-	-	-	-	-	-	-	-	9,590,450	(11,410,085)
Income before taxes									301,680,454	143,603,276
Income tax benefit (expense)									(82,629,773)	(35,408,420)
Net income for year									219,050,681	108,194,856
Non-controlling interests									19,887,950	12,042,584
Net income attributable to equity holders of the parent									199,162,731	96,152,272
Depreciation and amortization	73,082,403	70,106,357	34,289,517	25,551,989	12,011,674	11,575,351	4,733,145	2,580,279	124,116,739	109,813,976
ORBDA (3)	334,616,899	244,767,950	90,853,772	24,201,161	45,690,841	43,104,575	(26,163,924)	(15,668,845)	444,997,588	296,404,841
Change %	36.7	-	275.4	-	6.0	-	-	-	50.1	-
% of Net sales	21.2	19.7	13.4	6.0	17.5	18.3	-	-	17.9	16.0

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)
Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).

(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).

Sales information by geographic location
Sales information by geographic location

Net sales per geographical location	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Chile (1)	1,896,472,434	1,781,697,146	1,436,790,253
Argentina (2)	700,321,546	612,603,034	338,214,943
Uruguay	28,961,604	21,643,168	19,483,698
Paraguay	65,639,419	48,286,593	39,244,642
Bolivia	20,039,945	20,482,339	23,860,142
Foreign countries	814,962,514	703,015,134	420,803,425
Total	2,711,434,948	2,484,712,280	1,857,593,678
(1)	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)	Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.

Sales information by customer
Sales information by customer

	For the years ended as of December 31,
Net Sales	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Domestic sales	2,559,606,624	2,354,364,404	1,729,519,439
Exports sales	151,828,324	130,347,876	128,074,239
Total	2,711,434,948	2,484,712,280	1,857,593,678

Sales information by product category
Sales information by product category

Sales information by product category	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,818,810,903	1,713,348,191	1,249,738,114
Non-alcoholic business	838,401,144	728,440,268	572,856,972
Others (1)	54,222,901	42,923,821	34,998,592
Total	2,711,434,948	2,484,712,280	1,857,593,678
(1)	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Depreciation and amortization as per operating segments
Depreciation and amortization as per operating segments

Depreciation and amortization	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Chile operating segment	70,252,736	73,082,403	70,106,357
International Business operating segment	38,909,547	34,289,517	25,551,989
Wines operating segment	12,328,271	12,011,674	11,575,351
Others (1)	5,006,939	4,733,145	2,580,279
Total	126,497,493	124,116,739	109,813,976
(1)	I ncludes depreciation and amortization corresponding to the Corporate Support Units.

Cash flows Operating Segments
Cash flows Operating Segments

Cash flows Operating Segments	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Cash flows from (used in) Operating activities	45,937,153	293,355,573	280,669,513
Chile operating segment	16,363,598	121,754,766	151,303,443
International business operating segment	68,638,330	101,401,629	46,144,420
Wines operating segment	6,000,923	19,545,855	30,806,504
Others (1) (*)	(45,065,698)	50,653,323	52,415,146

Cash flows from (used in) Investing Activities	(236,456,796)	(178,992,533)	(140,545,147)
Chile operating segment	(144,848,367)	(40,365,451)	(127,007,063)
International business operating segment	(67,910,992)	(63,129,231)	(31,326,275)
Wines operating segment	(13,030,601)	(8,920,470)	(13,617,314)
Others (1) (*)	(10,666,836)	(66,577,381)	31,405,505

Cash flows from (used in) Financing Activities	537,101,943	(233,643,855)	64,749,555
Chile operating segment	45,534,885	(107,692,241)	(32,340,146)
International business operating segment	3,751,919	(9,003,717)	8,883,672
Wines operating segment	(30,597,389)	(40,134,129)	23,435,811
Others (1) (*)	518,412,528	(76,813,768)	64,770,218

(1)	Others include Corporate Support Units.
(*) It
includes cash flow related to joint ventures. See
Note 8 - Cash and cash equivalents
.

Capital expenditures as per operating segments
Capital expenditures as per operating segments

Capital expenditures (property, plant and equipment and software additions)	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Chile operating segment	146,703,164	94,336,053	74,932,872
International Business operating segment	42,064,662	63,288,453	31,573,930
Wines operating segment	13,869,824	8,977,284	13,214,298
Others (1)	965,840	5,252,192	3,065,629
Total	203,603,490	171,853,982	122,786,729
(1)	Others include the capital investments corresponding to the Corporate Support Units.

Assets as per operating segments
Assets as per operating segments

Assets as per Operating segment	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Chile operating segment	1,705,948,397	1,586,202,143
International Business operating segment	742,411,775	637,642,711
Wines operating segment	443,365,402	442,524,176
Others (1)	703,353,405	180,381,607
Total	3,595,078,979	2,846,750,637
(1)	I ncludes assets corresponding to the Corporate Support Units.

Assets per geographic location
Assets per geographic location

Assets per geographical location	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Chile (1)	2,800,911,762	2,162,818,404
Argentina (2)	658,747,694	557,983,133
Uruguay	31,045,777	27,854,154
Paraguay	66,096,952	60,700,994
Bolivia	38,276,794	37,393,952
Total	3,595,078,979	2,846,750,637

(1)
Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.

(2)	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L. registered under the Wines Operating segment and Chile Operating segment, respectively.

Liabilities as per operating segments
Liabilities as per operating segments

Liabilities as per Operating segment	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Chile operating segment	814,262,800	737,711,189
International Business operating segment	316,320,502	269,896,961
Wines operating segment	161,308,309	172,223,909
Others (1)	867,218,315	241,403,275
Total	2,159,109,926	1,421,235,334
(1)	O thers include liabilities corresponding to the Corporate Support Units.

Disclosure Of Operating Segments Related To Profit Loss
The following is a reconciliation of on Net income for the period, the main comparable IFRS measure to Adjusted Operating Result for the periods ended Dec ember 31, 2022, 2021 and 2020:

	For the years ended December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Net income	135,484,452	219,050,681	108,194,856
Add (Subtract):
Other gains (losses)	12,669,540	(9,590,450)	11,410,085
Finance income	(22,870,538)	(14,263,669)	(3,451,143)
Finance costs	75,930,875	35,660,493	28,714,063
Share of net income (loss) of joint ventures and associates accounted for using the equity method	10,978,068	(226,026)	8,437,209
Gains (losses) on exchange differences	20,173,381	10,149,345	(2,551,823)
Result as per adjustment units	(1,198,565)	(2,529,298)	429,198
Income tax (expense) benefit	263,943	82,629,773	35,408,420
Adjusted operating result	231,431,156	320,880,849	186,590,865
Depreciation and amortization	126,497,493	124,116,739	109,813,976
ORBDA	357,928,649	444,997,588	296,404,841

Disclosure Of Operating Segments Related To MSDA
The following is a reconciliation of the co
nsolidated amounts presented for MSD&A with the comparable amounts presented on the face of our consolidated statement of income:

	For the years ended December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(504,184,248)	(438,601,936)	(337,101,549)
Administrative expenses	(187,421,796)	(161,390,779)	(138,811,668)
Other expenses by function	(278,757,105)	(284,087,358)	(230,349,566)
Other expenses included in ´Other expenses by function´	2,439,598	1,902,692	1,472,538
Total MSD&A	(967,923,551)	(882,177,381)	(704,790,245)